SHARE-BASED COMPENSATION (Details) - Summary of share-based compensation plans - Stock options and RSU to eligible Employees, Officers, Directors and external consultants [Member]	6 Months Ended
Jun. 30, 2022 shares
SHARE-BASED COMPENSATION (Details) - Summary of share-based compensation plans [Line Items]
Common shares outstanding, June 30, 2022	111,408,322
Share-based compensation available for issuance: 15%	16,711,248
Stock options outstanding, June 30, 2022	(3,842,392)
RSU outstanding, June 30, 2022	(1,883,011)
Share-based compensation available for future grants	10,985,845